Summary Of Significant Accounting Policies (Narrative) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) entity item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Number of wholly-owned subsidiaries | entity	2
Cost of providing charity care	$ 7,600,000	$ 7,300,000	$ 7,500,000
Guarantee and warranty claims accrual	340,000	350,000
Advertising expense in continuing operations	$ 36,400,000	32,800,000	31,000,000
Years in circulation	1 year
Historical claims data, period of time	10 years
classification adjustments	$ 2,100,000	$ 2,500,000	$ 3,000,000
Sales Revenue [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	90.00%	90.00%	90.00%
Roto Rooter And Corporate Office [Member]
Summary Of Significant Accounting Policies [Line Items]
Exposure on single claim	$ 750,000
Segment Roto-Rooter [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of Operating Segments | item	1
Percent of population serviced	90.00%
Segment Roto-Rooter [Member] | Service Revenues [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	3.00%	3.00%	3.00%
Segment Roto-Rooter [Member] | Sales Revenue [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	28.00%	27.00%
Segment VITAS [Member]
Summary Of Significant Accounting Policies [Line Items]
Revenues	$ 0
Exposure on single claim	1,000,000
Professional liability and other risks, insurance deductible	$ 750,000
Segment VITAS [Member] | Service Revenues [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	90.00%	90.00%
Segment VITAS [Member] | Sales Revenue [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	72.00%	73.00%
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Period of service guarantee	1 day
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Period of service guarantee	1 year
Medicare [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	49.00%	61.00%
Medicaid [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	41.00%	31.00%
Medicare And Medicaid [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	80.00%